Cash and Cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents
(€‘000)	As of December 31,
	2017	2016
Cash at bank and on hand	23,253	48,357

Total	23,253	48,357